Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

March 31, 2020

VIPIFF2010-QTLY-0520
1.830287.114

Schedule of Investments March 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 12.7%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	41,545	$1,329,030
VIP Equity-Income Portfolio Investor Class (a)	79,676	1,401,508
VIP Growth & Income Portfolio Investor Class (a)	99,627	1,598,017
VIP Growth Portfolio Investor Class (a)	21,773	1,359,088
VIP Mid Cap Portfolio Investor Class (a)	17,075	391,348
VIP Value Portfolio Investor Class (a)	102,978	1,029,781
VIP Value Strategies Portfolio Investor Class (a)	61,904	505,136
TOTAL DOMESTIC EQUITY FUNDS
(Cost $7,412,196)		7,613,908

International Equity Funds - 18.6%
VIP Emerging Markets Portfolio Investor Class (a)	511,449	4,608,157
VIP Overseas Portfolio Investor Class (a)	357,033	6,565,845
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,422,046)		11,174,002

Bond Funds - 49.2%
Fidelity Inflation-Protected Bond Index Fund (a)	550,552	5,648,664
Fidelity Long-Term Treasury Bond Index Fund (a)	81,096	1,389,992
VIP High Income Portfolio Investor Class (a)	262,529	1,215,509
VIP Investment Grade Bond Portfolio Investor Class (a)	1,629,798	21,350,359
TOTAL BOND FUNDS
(Cost $28,334,241)		29,604,524

Short-Term Funds - 19.5%
Fidelity Cash Central Fund 0.29% (b)	6	6
VIP Government Money Market Portfolio Investor Class 0.24% (a)(c)	11,748,606	11,748,606
TOTAL SHORT-TERM FUNDS
(Cost $11,748,612)		11,748,612
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $58,917,095)		60,141,046
NET OTHER ASSETS (LIABILITIES) - 0.0%		5
NET ASSETS - 100%		$60,141,051

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,257,222	$288,951	$1,012,441	$5,728	$12,379	$102,553	$5,648,664
Fidelity Long-Term Treasury Bond Index Fund	1,682,695	100,922	723,588	9,774	119,206	210,757	1,389,992
VIP Contrafund Portfolio Investor Class	1,837,015	231,686	522,054	10,968	45,477	(263,094)	1,329,030
VIP Emerging Markets Portfolio Investor Class	5,207,343	1,517,767	461,409	467,410	(50,292)	(1,605,252)	4,608,157
VIP Equity-Income Portfolio Investor Class	1,941,327	374,360	417,132	89,936	(72,088)	(424,959)	1,401,508
VIP Government Money Market Portfolio Investor Class 0.24%	10,873,753	2,613,617	1,738,764	32,258	--	--	11,748,606
VIP Growth & Income Portfolio Investor Class	2,212,360	444,355	433,989	114,934	-1,729	(622,980)	1,598,017
VIP Growth Portfolio Investor Class	1,877,797	393,040	526,848	166,688	118,223	(503,124)	1,359,088
VIP High Income Portfolio Investor Class	1,335,027	197,783	117,393	10,225	(11,210)	(188,698)	1,215,509
VIP Investment Grade Bond Portfolio Investor Class	23,394,480	1,433,042	3,443,762	105,340	(46,024)	12,623	21,350,359
VIP Mid Cap Portfolio Investor Class	538,899	96,214	87,134	828	(13,845)	(142,786)	391,348
VIP Overseas Portfolio Investor Class	7,369,450	1,598,418	828,520	32,586	(90,818)	(1,482,685)	6,565,845
VIP Value Portfolio Investor Class	1,425,596	364,973	216,197	57,339	(28,373)	(516,218)	1,029,781
VIP Value Strategies Portfolio Investor Class	698,082	192,881	104,395	37,022	(17,177)	(264,255)	505,136
Total	$66,651,046	$9,848,009	$10,633,626	$1,141,036	$-36,271	$(5,688,118)	$60,141,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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